Income tax - Tax (Details) - GBP (£) £ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018
Disclosure Of Income Tax [Abstract]
Current tax income	£ 3,523	£ 1,286		£ 3,767
Adjustments in respect of prior years	(114)	506		(5)
Total current tax	3,409	1,792		3,762
Total deferred tax	115	704		0
Total tax	£ 3,524	£ 2,496	[1]	£ 3,762	[1]

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'